SEC. File Nos. 2-83847
811-3734

                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                  FORM N-1A
                          Registration Statement
                                  Under
                         the Securities Act of 1933
                      Post-Effective Amendment No.  16
                                   and
                           Registration Statement
                                  Under
                      The Investment Company Act of 1940
                           Amendment No.  16

                          EUROPACIFIC GROWTH FUND
              (Exact Name of Registrant as specified in charter)
                           333 South Hope Street
                       Los Angeles, California 90071
                    (Address of principal executive offices)

              Registrant's telephone number, including area code:
                              (213) 486-9200


                              Vincent P. Corti
                   Capital Research and Management Company
                           333 South Hope Street
                        Los Angeles, California 90071
                 (name and address of agent for service)


                                Copies to:
                        MICHAEL  J. FAIRCLOUGH, ESQ.
                          O'Melveny & Myers LLP
                          400 South Hope Street
                     Los Angeles, California  90071
                       (Counsel for the Registrant)

        The Registrant has filed a declaration pursuant to rule 24f-2 registering an indefinite number of shares under the Securities Act of 1933.
   The Registrant intends to file its 24f-2 notice for fiscal 1997 on or about
                              May 15, 1997.

                   Approximate date of proposed public offering:
 It is proposed that this filing become effective on June 1, 1997, pursuant to paragraph (a) of rule 485.


                           EUROPACIFIC GROWTH FUND
                             CROSS REFERENCE SHEET

ITEM NUMBER OF PART "A" OF FORM N -1A       CAPTIONS IN PROSPECTUS (PART "A")

1.     Cover Page                           Cover Page

2.     Synopsis                             Expenses

3.     Condensed Financial Information      Financial Highlights; Investment Results

4.     General Description of Registrant    Investment Policies and Risks; Securities and

                                            Investment Techniques; Multiple Portfolio

                                            Counselor System; Fund Organization and

                                            Management

5.     Management of the Fund               Financial Highlights; Securities and Investment

                                            Techniques; Multiple Portfolio Counselor System;

                                            Fund Organization and Management

6.     Capital Stock and Other Securities   Investment Policies and Risks; Securities and

                                            Investment Techniques; Dividends, Distributions

                                            and Taxes; Fund Organization and Management

7.     Purchase of Securities Being         Purchasing Shares

       Offered

8.     Redemption or Repurchase             Selling Shares

9.     Legal Proceedings                    N/A



                                            CAPTIONS IN STATEMENT OF ADDITIONAL

ITEM NUMBER OF PART "B" OF FORM N-1A        INFORMATION (PART "B")

10.    Cover Page                           Cover Page

11.    Table of Contents                    Table of Contents

12.    General Information and History      Fund Organization and Management (Part "A")

13.    Investment Objectives and Policies   Description of Certain Securities; Investment

                                            Restrictions

14.    Management of the Registrant         Fund Trustees and Officers; Management

15.    Control Persons and Principal

       Holder of Securities                 Fund Trustees and Officers

16.    Investment Advisory and Other        Management

       Services

17.    Brokerage Allocation and Other       Execution of Portfolio Transactions

       Practices

18.    Capital Stock and Other Securities   None

19.    Purchase, Redemption and Pricing of

       Securities Being Offered             Purchase of Shares; Shareholder Account

                                            Services and Privileges; Redeeming Shares

20.    Tax Status                           Dividends, Distributions and Federal Taxes

21.    Underwriter                          Management -- Principal Underwriter

22.    Calculation of Performance Data      Investment Results

23.    Financial Statements                 Financial Statements



ITEM IN PART "C"

24.    Financial Statements and Exhibits

25.    Persons Controlled by or Under Common Control with Registrant

26.    Number of Holders of Securities

27.    Indemnification

28.    Business and Other Connections of Investment Adviser

29.    Principal Underwriters

30.    Location of Accounts and Records

31.    Management Services

32.    Undertakings

       Signature Page


                     [LOGO OF THE AMERICAN FUNDS GROUP(R)]

--------------------------------------------------------------------------------


                            EuroPacific Growth Fund
                                   Prospectus




                                  JUNE 1, 1997

EUROPACIFIC GROWTH FUND
333 South Hope Street
Los Angeles, CA 90071

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Expenses                               3       Investment Results                   9
 ........................................       ......................................
Financial Highlights                   4       Dividends, Distributions and Taxes  10
 ........................................       ......................................
Investment Policies and Risks          5       Fund Organization and Management    11
 ........................................       ......................................
Securities and Investment Techniques   6       Shareholder Services                14
 ........................................
Multiple Portfolio Counselor System    7

--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital by investing in securities of issuers domiciled outside the U.S. Normally, the fund seeks to achieve this investment objective by investing primarily in equity securities of issuers domiciled in Europe or the Pacific Basin.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


16-010-0697

================================================================================
EXPENSES

The effect of the expenses described below is reflected in the fund's share price or return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Fund operating expenses are paid out of the fund's earned income.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge on purchases
(as a percentage of offering price)                                    5.75%

 ................................................................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

FUND OPERATING EXPENSES
(as a percentage of average net assets)

--------------------------------------------------------------------------------
Management fees                                                         0. %
 ................................................................................
12b-1 expenses                                                          0. %/1/
 ................................................................................
Other expenses                                                          0. %
 ................................................................................
Total fund operating expenses                                           0. %

/1/ 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:
--------------------------------------------------------------------------------
One year                                                              $
 ................................................................................
Three years                                                           $
 ................................................................................
Five years                                                            $
 ................................................................................
Ten years                                                             $

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

--------------------------------------------------------------------------------
                                       EUROPACIFIC GROWTH FUND / PROSPECTUS    3
--------------------------------------------------------------------------------

================================================================================

FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse LLP, independent accountants. This table should be read together with the financial statements which are included in the statement of additional information and annual report.

SELECTED PER-SHARE DATA

                                                YEARS ENDED MARCH 31/1/
                                                .......................
                          1997    1996    1995    1994    1993    1992    1991    1990    1989    1988
                         ------------------------------------------------------------------------------
Net asset value,
beginning of year         $    $ 20.89  $21.95  $17.64  $16.64  $15.18  $14.39  $13.38  $12.64  $13.46
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income              .46     .35     .24     .22     .28     .28     .25     .23     .23
 .......................................................................................................
Net realized and
unrealized gain (loss)
on investments                    3.63    (.19)   4.37    1.04    1.48    1.02    1.95    1.54     .63
 .......................................................................................................
Total income
from investment
operations                        4.09     .16    4.61    1.26    1.76    1.30    2.20    1.77     .86
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
investment income                 (.49)   (.317)  (.187)  (.222)  (.30)   (.33)   (.28)   (.18)   (.33)
 .......................................................................................................
Dividends from net
realized non-U.S.
currency gains/2/                   --    (.003)  (.043)  (.038)    --      --      --      --      --
 .......................................................................................................
Distributions from net
realized gains                    (.21)   (.90)   (.07)     --      --    (.18)   (.91)   (.85)  (1.35)
 .......................................................................................................
Total distributions               (.70)  (1.22)   (.30)   (.26)   (.30)   (.51) ( 1.19)  (1.03)  (1.68)
 .......................................................................................................
Net asset value, end of
year                      $    $ 24.28  $20.89  $21.95  $17.64  $16.64  $15.18  $14.39  $13.38  $12.64
-------------------------------------------------------------------------------------------------------
Total return/3/              %   19.84%    .71%  26.27%   7.69%  11.71%   9.11%  16.99%  14.69%   8.12%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of year
(in millions)             $    $12,335  $8,588  $6,429  $2,992  $1,933  $1,138  $  584  $  228  $  188
 .......................................................................................................
Ratio of expenses to
average net assets           %     .95%    .97%    .99%   1.10%   1.24%   1.28%   1.24%   1.30%   1.21%
 .......................................................................................................
Ratio of net income to
average net assets           %    2.09%   1.80%   1.13%   1.40%   1.85%   2.23%   2.29%   1.87%   1.56%
 .......................................................................................................
Average commissions
paid/4/
 .......................................................................................................
Portfolio turnover rate      %   21.77%  16.02%  21.37%  10.35%   9.65%   8.58%  25.82%  35.47%  28.90%
-------------------------------------------------------------------------------------------------------

/1/ Adjusted to reflect the 100% share dividend effective June 10, 1993.
/2/ Realized non-U.S. currency gains are treated as ordinary income for federal income tax purposes.
/3/ Calculated without deducting a sales charge. The maximum sales charge is
    5.75% of the fund's offering price.
/4/ Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not reflected in the fund's statement of operations. Shares traded on a principal basis (without commissions) are excluded. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

--------------------------------------------------------------------------------
4   EUROPACIFIC GROWTH FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

INVESTMENT POLICIES AND RISKS

The fund aims to provide you with long-term growth of capital by investing in securities of issuers domiciled outside the U.S.

Under normal market conditions, the fund seeks to achieve this investment objective by investing primarily (at least 65% of its assets) in equity securities of issuers domiciled in Europe or the Pacific Basin. The Pacific Basin is generally defined as those countries bordering the Pacific Ocean and includes, but is not limited to, Australia, Canada, Japan, Malaysia, and Singapore. In determining the domicile of an issuer, the fund's investment adviser, Capital Research and Management Company, has the discretion to give prevailing weight to one or more factors which may include where the issuer is legally organized, where it maintains its principal corporate offices and where it conducts its principal operations.

The fund's assets will be invested with geographic flexibility; accordingly, investments may be made from time to time in issuers domiciled in, or governments of, developing countries. The fund's investment adviser currently does not intend to invest more than 20% of the fund's total assets (taken at cost) in securities of issuers domiciled in, or governments of, developing countries.

The fund's assets may be invested in securities through depositary receipts which may be denominated in various currencies. For example, the fund may purchase American Depositary Receipts which are U.S. dollar denominated securities designed for use in the U.S. securities markets and which represent and may be converted to the underlying security.

The fund's assets may be invested in securities convertible into common stocks, straight debt securities (generally rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality by Capital Research and Management Company), government securities, nonconvertible preferred stocks, or cash or cash equivalents (such as commercial paper, commercial bank obligations, and securities of the U.S. Government, its agencies and instrumentalities). These securities may be issued by U.S. or non-U.S. entities and may be denominated in U.S. dollars or other currencies. MORE INFORMATION ON THE FUND'S INVESTMENT POLICIES IS CONTAINED IN ITS STATEMENT OF ADDITIONAL INFORMATION.

The fund's fundamental investment restrictions (described in the statement of additional information) and objectives may not be changed without shareholder approval. All other investment practices may be changed by the fund's board of trustees.

ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVES CANNOT, OF COURSE, BE ASSURED DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.

--------------------------------------------------------------------------------
                                       EUROPACIFIC GROWTH FUND / PROSPECTUS    5
--------------------------------------------------------------------------------

================================================================================

SECURITIES AND INVESTMENT TECHNIQUES

EQUITY SECURITIES

Equity securities represent an ownership position in a company. These securities may include common stocks, preferred stocks, and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities. The growth-oriented, equity-type securities generally purchased by the fund may involve greater risk than is customarily associated with investing in stocks of larger, more established companies and may be subject to greater price swings.

DEBT SECURITIES

Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

The fund may invest up to 5% of its total assets in debt securities rated Baa or BBB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company. These securities are commonly known as "high-yield, high-risk" or "junk" bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. The quality restrictions described above do not apply to securities convertible into common stocks.

Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

INVESTING IN VARIOUS COUNTRIES

Investing outside the U.S. involves special risks, particularly in certain developing countries, caused by, among other things, fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the

--------------------------------------------------------------------------------
6   EUROPACIFIC GROWTH FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

CURRENCY TRANSACTIONS

The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to hedge against changes in currency exchange rates. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates.

U.S. PRIVATE PLACEMENTS

Private placements may be either purchased from another institutional investor that originally acquired the securities in a private placement or directly from the issuers of the securities. Generally, securities acquired in such private placements are subject to contractual restrictions on resale and may not be resold except pursuant to a registration statement under the Securities Act of 1933 or in reliance upon an exemption from the registration requirements under the Act (for example, private placements sold pursuant to Rule 144A). Accordingly, all such private placements will be considered illiquid unless they have been specifically determined to be liquid taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures which may be adopted by the fund's board of directors. Additionally, investing in private placement securities could have the effect of increasing the level of illiquidity of the fund's portfolio to the extent that "qualified" institutional investors become, for a period of time, uninterested in purchasing these securities. The fund will not invest more than 10% of its total assets in illiquid securities; however, non-U.S. securities that can be freely traded in a securities market outside the U.S.
are excluded from this limitation.
--------------------------------------------------------------------------------
MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of

--------------------------------------------------------------------------------
                                       EUROPACIFIC GROWTH FUND / PROSPECTUS    7
--------------------------------------------------------------------------------

================================================================================

multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by the fund's objectives and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed below.

==============================================================================================================
                                                                                      Years of Experience as
                                                                                      Investment Professional
                                                                                          (approximate)
--------------------------------------------------------------------------------------------------------------
                                                     Years of Experience         With Capital
  Portfolio Counselors                             as Portfolio Counselor        Research and
           for                                    (and Research  Professional,   Management
 EuroPacific Growth Fund                             if applicable) for          Company or
                            Primary Title(s)      EuroPacific Growth Fund        its Affiliates   Total Years
--------------------------------------------------------------------------------------------------------------
Thierry                  Trustee and President    13 years (since the            34 years         34 years
Vandeventer              of the fund.             fund began operations)
                         Chairman of the
                         Board, Capital
                         Research Company*
--------------------------------------------------------------------------------------------------------------
Stephen E.               Executive Vice           13 years (since the            25 years         31 years
Bepler                   President of the fund.   fund began operations)
                         Senior Vice President,
                         Capital Research
                         Company*
--------------------------------------------------------------------------------------------------------------
Mark E.                  Executive Vice           6 years (in addition           15 years         15 years
Denning                  President of the fund.   to 3 years as a research
                         Senior Vice President    professional prior to
                         and Director, Capital    becoming a portfolio
                         Research Company*        counselor for the fund)
--------------------------------------------------------------------------------------------------------------
Robert W.                Vice President of the    3 years (in addition           12 years         12 years
Lovelace                 fund. Executive Vice     to 7 years as a research
                         President and            professional prior to
                         Director, Capital        becoming a portfolio
                         Research Company*        counselor for the fund)
--------------------------------------------------------------------------------------------------------------
Janet A.                 Vice President of the    7 years (in addition           15 years         15 years
McKinley                 fund. Senior Vice        to 5 years as a research
                         President, Capital       professional prior to
                         Research Company*        becoming a portfolio
                                                  counselor for the fund)
--------------------------------------------------------------------------------------------------------------
Martial Chaillet         Senior Vice President,   3 years (in addition to 5      25 years         25 years
                         Capital Research         years as a research
                         Company*                 professional prior to
                                                  becoming a portfolio
                                                  counselor for the fund)
--------------------------------------------------------------------------------------------------------------
  The fund began operations on April 16, 1984.
* Company affiliated with Capital Research and Management Company.
==============================================================================================================

--------------------------------------------------------------------------------
8   EuroPacific Growth Fund / Prospectus
--------------------------------------------------------------------------------

================================================================================

INVESTMENT RESULTS

The fund may from time to time compare investment results to various indices or other mutual funds. Fund results may be calculated on a total return, yield and/or distribution rate basis. Currently the fund calculates investment results only on a total return basis. Results calculated without a sales charge will be higher.

X TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

X YIELD is computed by dividing the net investment income per share earned by the fund over a given period of time by the maximum offering price per share on the last day of the period, according to a formula mandated by the Securities and Exchange Commission. A yield calculated using this formula may be different than the income actually paid to shareholders.

X DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by dividing the dividends paid over the last 12 months by the sum of the month-end price and the capital gain distributions paid over the last 12 months.

                               INVESTMENT RESULTS
                       (FOR PERIODS ENDED MARCH 31, 1997)

AVERAGE
ANNUAL             THE FUND       THE FUND AT
TOTAL               AT NET          MAXIMUM             MSCI
RETURNS:        ASSET VALUE/1/  SALES CHARGE/1/,/2/   WORLD/3/
--------------------------------------------------------------------------------
One year              %               %                   %
 ................................................................................
Five years            %               %                   %
 ................................................................................
Ten years             %               %                   %
 ................................................................................
Lifetime/4/           %               %                   %

--------------------------------------------------------------------------------

/1/ These fund results were calculated according to a standard that is required for all stock and bond funds.
/2/ The maximum sales charge has been deducted.
/3/ Morgan Stanley Capital International World Index measures 22 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/4/ The fund began operations April 16, 1984.

--------------------------------------------------------------------------------
                                       EUROPACIFIC GROWTH FUND / PROSPECTUS    9
--------------------------------------------------------------------------------

================================================================================

Past results are not an indication of future results.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund usually pays dividends, which may fluctuate, in June and December. Capital gains, if any, are also usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

FEDERAL TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and federal tax status of all income distributions paid during the prior year. Such distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

--------------------------------------------------------------------------------
10   EUROPACIFIC GROWTH FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.

--------------------------------------------------------------------------------
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust in 1993. All fund operations are supervised by the fund's board of trustees who meet periodically and perform duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund does not hold annual meetings of shareholders. However, significant corporate matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management

--------------------------------------------------------------------------------
                                       EUROPACIFIC GROWTH FUND / PROSPECTUS   11
--------------------------------------------------------------------------------

================================================================================

Company manages the investment portfolio and business affairs of the fund. The management fee paid by the fund to Capital Research and Management Company may not exceed 0.69% of the fund's average net assets annually and declines at certain asset levels. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's "code of ethics."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Expenses."

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the dealer, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

Subject to the above policy, when two or more brokers (either directly or through their correspondent clearing agents) are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

--------------------------------------------------------------------------------
12   EUROPACIFIC GROWTH FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                            [MAP OF UNITED STATES]




--------------------------------------------------------------------------------
                                       EUROPACIFIC GROWTH FUND / PROSPECTUS   13
--------------------------------------------------------------------------------

================================================================================

SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS OR ACCOUNTS HELD BY INVESTMENT DEALERS. IF YOU ARE INVESTING IN SUCH A MANNER, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE OR DEALER ABOUT WHAT SERVICES
ARE AVAILABLE AND WITH QUESTIONS ABOUT YOUR ACCOUNT.
--------------------------------------------------------------------------------
PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. This includes exchange purchase orders that may place an unfair burden on other shareholders due to their frequency.

Various purchase options are available as described below subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

X Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

X Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

--------------------------------------------------------------------------------
14   EUROPACIFIC GROWTH FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

X Cross-Reinvestment

  You may invest your dividends and capital gain distributions into any other fund in The American Funds Group.

X Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone including American FundsLine(R) (see below) or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

X Retirement Plans

  You may invest in the fund through various retirement plans. For further information contact your investment dealer or American Funds Distributors.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

INVESTMENT MINIMUMS

----------------------------------------------------------------
To establish an account                                   $1,000
 For a retirement plan account                            $  250
 For a retirement plan account through payroll deduction  $   25
To add to an account                                      $   50
 For a retirement plan account                            $   25

--------------------------------------------------------------------------------
                                       EUROPACIFIC GROWTH FUND / PROSPECTUS   15
--------------------------------------------------------------------------------

================================================================================

SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.

                                     SALES CHARGE AS A
                                       PERCENTAGE OF
                                    ...................
                                                             DEALER
                                                 NET     CONCESSION AS
                                     OFFERING  AMOUNT    % OF OFFERING
INVESTMENT                            PRICE   INVESTED       PRICE
------------------------------------------------------------------------
Less than $50,000                      5.75%     6.10%           5.00%
 ........................................................................
$50,000 but less than $100,000         4.50%     4.71%           3.75%
 ........................................................................
$100,000 but less than $250,000        3.50%     3.63%           2.75%
 ........................................................................
$250,000 but less than $500,000        2.50%     2.56%           2.00%
 ........................................................................
$500,000 but less than $1 million      2.00%     2.04%           1.60%
 ........................................................................
$1 million or more and certain
other investments described below  see below see below see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 200 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY THESE ACCOUNTS. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution on these investments. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by American Funds Distributors on these investments. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund and Capital Research and Management Company and its affiliated companies are not subject to a sales charge.

--------------------------------------------------------------------------------
16   EUROPACIFIC GROWTH FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. During 1997, American Funds Distributors will also provide additional compensation to the top one hundred dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

X Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by," as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

X Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

X Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

--------------------------------------------------------------------------------
                                       EUROPACIFIC GROWTH FUND / PROSPECTUS   17
--------------------------------------------------------------------------------

================================================================================

X Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount (which, at your request, may include purchases made during the previous 90 days) in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.

--------------------------------------------------------------------------------
SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R) (see below), or by fax. Sales by telephone or fax are limited to $50,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 10 days. Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a bank, savings association, credit union, or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made

--------------------------------------------------------------------------------
18   EUROPACIFIC GROWTH FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 10 days. Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Fund Group within 90 days after the date of the redemption or distribution. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.
--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R)

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone.

TELEPHONE PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone (including American FundsLine(R)) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

--------------------------------------------------------------------------------
                                       EUROPACIFIC GROWTH FUND / PROSPECTUS   19
--------------------------------------------------------------------------------

================================================================================

NOTES


--------------------------------------------------------------------------------
20   EUROPACIFIC GROWTH FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

NOTES



--------------------------------------------------------------------------------
                                       EUROPACIFIC GROWTH FUND / PROSPECTUS   21
--------------------------------------------------------------------------------

================================================================================

NOTES




--------------------------------------------------------------------------------
22   EUROPACIFIC GROWTH FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

NOTES




--------------------------------------------------------------------------------
                                       EUROPACIFIC GROWTH FUND / PROSPECTUS   23
--------------------------------------------------------------------------------

        FOR SHAREHOLDER SERVICES               FOR DEALER SERVICES
        American Funds                         American Funds
        Service Company                        Distributors
        800/421-0180 ext. 1                    800/421-9900 ext. 11

                            FOR 24-HOUR INFORMATION
              American                         American Funds
              FundsLine(R)                     Internet Web site
              800/325-3590                     http://www.americanfunds.com

 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 ------------------------------------------------------------

 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL              STATEMENT OF ADDITIONAL
 REPORT TO SHAREHOLDERS          INFORMATION (SAI)


 Includes financial              Contains more detailed
 statements, detailed            information on all aspects
 performance information,        of the fund, including the
 portfolio holdings, a           fund's financial statements.
 statement from portfolio
 management and the auditor's
 report.

                                 A current SAI has been filed
                                 with the Securities and
                                 Exchange Commission ("SEC").
                                 It is incorporated by
 CODE OF ETHICS                  reference into this
                                 prospectus and is available
 Includes a description of       along with other related
 the fund's personal             materials on the SEC's
 investing policy.               Internet Web site at
                                 http://www.sec.gov.

 To request a free copy of any of the documents above:

 Call American Funds   or        Write to the Secretary
 Service Company                 of the fund
 800/421-0180 ext. 1             333 South Hope Street
                                 Los Angeles, CA 90071


                                              [LOGO OF
                                               RECYCLE PAPER]
This prospectus has been printed on recycled paper.


--------------------------------------------------------------------------------
24   EUROPACIFIC GROWTH FUND / PROSPECTUS
--------------------------------------------------------------------------------



                            EUROPACIFIC  GROWTH  FUND
                                    Part B

                       Statement of Additional Information
                                 JUNE 1, 1997

   This document is not a prospectus but should be read in conjunction with the current Prospectus of EuroPacific Growth Fund (the fund or EUPAC) dated June 1, 1997. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                             EuroPacific Growth Fund
                              Attention:  Secretary
                              333 South Hope Street
                              Los Angeles, CA  90071
                                  (213) 486-9200

   Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               TABLE OF CONTENTS

ITEM                                                          PAGE NO.


Description of Certain Securities and Investment Techniques   1
Investment Restrictions                                       3
Fund Trustees and Officers                                    6
Management  .                                                 11
Dividends, Distributions and Federal Taxes.                   13
Purchase of Shares                                            16
Redeeming Shares                                              23
Shareholder Account Services and Privileges                   24
Execution of Portfolio Transactions                           26
General Information                                           27
Investment Results                                            29
Description of Bond Ratings                                   33
Financial Statements


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

   THE DESCRIPTIONS BELOW ARE INTENDED TO SUPPLEMENT THE MATERIAL IN THE PROSPECTUS UNDER "INVESTMENT POLICIES AND RISKS."

   CASH EQUIVALENTS - These securities include (1) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies), (2) commercial bank obligations (certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and savings bank obligations (certificates of deposit issued by savings banks or savings associations), (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (5) corporate bonds and notes that mature, or may be redeemed, in one year or less.

   REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by Capital Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited.

   CURRENCY TRANSACTIONS - The fund has the ability to hold a portion of its assets in U.S. dollars and other currencies and to enter into certain currency contracts (on either a spot or forward basis) in connection with investing in non-U.S. dollar denominated securities including foreign currency exchange and forward currency contracts. A foreign exchange contract is used to facilitate settlement of trades. For example, the fund might purchase a currency or enter into a foreign exchange contract to preserve the U.S. dollar price of
securities it has contracted to purchase.    A forward currency contract is an
obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The fund will segregate liquid assets which will be marked to market daily to meet its forward commitments to the extent required by the Securities and Exchange
Commission.

   Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.

144A SECURITIES - Normally, securities acquired in U.S. private placements are subject to contractual restrictions on resale and may not be resold except pursuant to a registration statement under the Securities Act of 1933 or in reliance upon an exemption from the registration requirements under the Act, for example, private placements sold pursuant to Rule 144A. Accordingly, any such obligation will be deemed illiquid (unless procedures for determining liquidity are adopted by the fund's Board of Trustees), and the fund may incur certain additional costs in disposing of such securities.

The fund will not invest more than 5% of the value of its total assets in securities which are subject to contractual restrictions on resale. Non-U.S. securities that can be freely traded in a foreign securities market and for which the facts and circumstances support a finding of liquidity are not included for the purposes of this limitation.

CERTAIN RISK FACTORS RELATING TO BELOW INVESTMENT GRADE BONDS:



SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield, high-risk bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield, high-risk bonds.

PAYMENT EXPECTATIONS - High-yield, high-risk bonds, like other bonds, may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as it will with all bonds.

LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

   Subsequent to its purchase by the fund, certain bonds or notes may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by the fund. Neither event requires the elimination of such obligations from the fund's portfolio, but the Investment Adviser will consider such an event in its determination of whether the fund should continue to hold such obligations in its portfolio. If, however, as a result of a downgrade or otherwise, the fund holds more than 5% of its net assets in high-yield, high-risk bonds, the fund will dispose of the excess as expeditiously as possible.

                            INVESTMENT RESTRICTIONS

The fund has adopted certain investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the Investment Company Act of 1940 (the "1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after and giving effect to the relevant transaction. The fund may not:

1. Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of the total assets, the fund may exceed the 5% limitation with regards to investments in the securities of any one foreign government);

2. Invest in companies for the purpose of exercising control or management;

3. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Invest more than 5% of its total assets in the securities of other investment companies; such investments shall be limited to 3% of the voting stock of any investment company provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction;

5. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

6. Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that entering into foreign currency contracts shall not be prohibited by this restriction;

7. Invest more than 10% of the value of its total assets in securities which are not readily marketable or more than 5% of the value of its total assets in securities which are subject to legal or contractual restrictions on resale (except repurchase agreements) or engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933. The fund may buy and sell securities outside the U.S. which are not registered with the Securities and Exchange Commission or marketable in the U.S. without regard to this restriction. The fund may not enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days. (See "Repurchase Agreements" above);

8. Lend any of its assets; provided, however that entering into repurchase agreements, investment in government obligations, publicly traded bonds, debentures, other debt securities or in cash equivalents such as short term commercial paper, certificates of deposit, or bankers acceptances, shall not be prohibited by this restriction;

9. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

10. Purchase securities on margin;

11. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities. In any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities;

12. Mortgage, pledge or hypothecate its total assets to any extent;

13. Purchase or retain the securities of any issuer, if those individual officers and trustees of the fund, its investment adviser or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

15. Invest in puts, calls, straddles or spreads, or combinations thereof; or

16. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.

As to 75% of the fund's total assets, investments in any one issuer will be limited to no more than 10% of the voting securities of such issuer. This is a non-fundamental policy which may be modified by the Board of Trustees without shareholder approval.

Pursuant to Ohio Administrative Code the fund will not invest in securities of registered investment companies that are subject to the Investment Company Act of 1940.

                           FUND TRUSTEES AND OFFICERS
                       TRUSTEES AND TRUSTEE COMPENSATION


NAME, ADDRESS         POSITION         PRINCIPAL               AGGREGATE             TOTAL               TOTAL
AND AGE               WITH             OCCUPATION(S)           COMPENSATION          COMPENSATION        NUMBER
                      REGISTRANT       DURING PAST 5           (INCLUDING            (INCLUDING          OF FUND
                                       YEARS (POSITIONS        VOLUNTARILY           VOLUNTARILY         BOARDS
                                       WITHIN THE              DEFERRED              DEFERRED            ON
                                       ORGANIZATIONS           COMPENSATION          COMPENSATION        WHICH
                                       LISTED MAY HAVE         /1/) FROM FUND        /1/) FROM           TRUSTEE
                                       CHANGED DURING          DURING FISCAL         ALL FUNDS           SERVES
                                       THIS PERIOD)            YEAR ENDED            MANAGED BY          /3/
                                                               3/31/97               CAPITAL
                                                                                     RESEARCH AND
                                                                                     MANAGEMENT
                                                                                     COMPANY /2/

Elisabeth             Trustee          Administrative          $                     $                   2
Allison                                Director, ANZI,
ANZI, Ltd.                             Ltd. (financial
1770                                   publishing and
Massachusetts                          consulting);
Ave.                                   Publishing
Cambridge, MA                          Consultant,
02140                                  Harvard Medical
Age:  50                               School; former
                                       Senior Vice
                                       President,
                                       Planning and
                                       Development,
                                       McGraw Hill,
                                       Inc.

Michael               Trustee          Chairman of the         $                     $                   2
Bonsignore                             Board and Chief
Honeywell                              Executive
Plaza                                  Officer,
P.O. Box 524                           Honeywell Inc.
Minneapolis,
MN  55440
Age:  56

+David I.             Trustee          Chairman of the         None /4/              None /4/            2
Fisher                                 Board,
333 South Hope                         The Capital
Street                                 Group Companies,
Los Angeles,                           Inc.
CA  90072
Age:  57

Robert A. Fox         Trustee          President and           $ /5/                 $                   5
P.O Box 457                            Chief Executive
Livingston, CA                         Officer, Foster
95334                                  Farms, Inc.;
Age:  60                               former
                                       President,
                                       Revlon
                                       International;
                                       former Chairman
                                       and Chief
                                       Executive
                                       Officer, Clarke
                                       Hooper America
                                       (advertising)

Alan Greenway         Trustee          President,              $                     $                   4
7413 Fairway                           Greenway
Road                                   Associates, Inc.
La Jolla, CA                           (management
92037                                  consulting
Age:  69                               services)

+William R.           Trustee          Senior Vice             None /4/              None /4/            3
Grimsley                               President and
One Market                             Director,
Plaza                                  Capital Research
Steuart Tower,                         and Management
Suite 1800                             Company
San Francisco,
CA  94105
Age:  59

Koichi Itoh           Trustee          President and           $                     $                   2
Ginzaya                                Chief Executive
Building 2F                            Officer, IMPAC
1-3-2 Shinkawa                         (management
Chuo-ku,                               consulting
Tokyo, Japan                           services);
Age:  56                               former Managing
                                       Partner, VENCA
                                       Management
                                       (venture
                                       capital)

++William H.          Trustee          President,              $ /5/                 $                   4
Kling                                  Minnesota Public
45 East                                Radio;
Seventh Street                         President,
St. Paul, MN                           Greenspring Co.;
55101                                  former
Age:  55                               President,
                                       American Public
                                       Radio
                                       (now Public
                                       Radio
                                       International)

John G.               Trustee          The IBJ                 $ /5/                 $                   7
McDonald                               Professor of
Graduate                               Finance,
School of                              Graduate School
Business                               of Business,
Stanford                               Stanford
University                             University
Stanford, CA
94305
Age:  60

++William I.          Trustee          Chairman of the         $                     $                   2
Miller                                 Board,
500 Washington                          Irwin Financial
Street                                 Corporation
Box 929
Columbus, IN
47202
Age:  41

Kirk P.               Trustee          President,              $                     $                   5
Pendleton                              Cairnwood, Inc.
Cairnwood,                             (venture capital
Inc.                                   investment)
75 James Way
Southhampton,
PA  18966
Age:  57

Donald E.             Trustee          Former Chairman         $  /5/                $                   4
Petersen                               of the Board and
222 East                               Chief Executive
Brown, Suite                           Officer, Ford
460                                    Motor
Birmingham, MI                         Company
48009
Age:  70

+Walter P.            Chairman         Chairman,               None /4/              None /4/            8
Stern                 of               Capital Group
630 Fifth             the Board        International,
Avenue                                 Inc.; Chairman,
New York, NY                           Capital
10111                                  International,
Age:  68                               Inc.; Vice
                                       Chairman,
                                       Capital Research
                                       International,
                                       Inc.; Director,
                                       Temple-Inland
                                       Inc. (forest
                                       products)

+Thierry              President        Chairman of the         None /4/              None /4/            2
Vandeventer                            Board, Capital
3 Place des                            Research Company
Bergues
1201 Geneva,
Switzerland
Age:  61


 + Trustees who are considered "interested persons" as defined in the Investment Company Act of 1940, as amended, on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

 ++ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

  /1/ Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the funds in the American Funds Group as designated by the Trustee.

  /2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America. Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

 /3/ Includes funds managed by Capital Research and Management Company and affiliates.

 /4/ David I. Fisher, William R. Grimsley, Walter P. Stern and Thierry Vandeventer are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

 /5/ Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee. Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Trustees is as follows: Robert A.
Fox ($     ), William H. Kling ($            ), John G. McDonald ($
  ), Donald E. Petersen ($             ).

                                  OFFICERS /#/

 WALTER P. STERN, Chairman of the Board (see above).
    THIERRY VANDEVENTER, President and Principal Executive Officer (see above).

    STEPHEN E. BEPLER, Executive Vice President. 630 Fifth Avenue, New York, NY, 10111.
 Senior Vice President, Capital Research Company.

    MARK E. DENNING, Executive Vice President.  25 Bedford Street, London,
England.
  Senior Vice President and Director, Capital Research Company.

* ROBERT W. LOVELACE, Vice President.
  Executive Vice President and Director, Capital Research Company.

 JANET A.  MCKINLEY, Vice President.  630 Fifth Avenue, New York, NY, 10111.
  Senior Vice President, Capital Research Company.

** STEVEN N. KEARSLEY, Treasurer.
  Vice President and Treasurer, Capital Research and Management Company.

*** VINCENT P. CORTI, Secretary.
 Vice President - Fund Business Management Group,   Capital Research and
Management Company.

** R. MARCIA GOULD, Assistant Treasurer.
 Vice President - Fund Business Management Group, Capital Research and
Management   Company.

** MARY C. HALL, Assistant Treasurer.
 Senior Vice President - Fund Business Management Group, Capital Research and Management Company.

_________________________

# Positions within the organizations listed may have changed during this period.

* Address is 11100 Santa Monica Boulevard, Los Angeles, CA  90025.

** Address is 135 South State College Boulevard, Brea, CA  92621.

*** Address is 333 South Hope Street, Los Angeles, CA  90071.

   All of the officers listed are officers or employees of the Investment Adviser or affiliated companies. No compensation is paid by the fund to any Trustee or officer who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays fees of $15,000 per annum to Trustees who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Trustees meeting attended, plus $400 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.
As of May 1, 1997 the officers and Trustees of the fund and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

   INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Advisser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types. These investors include privately owned businesses and large corporations, as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

   INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser, unless sooner terminated, will continue until March 31, 1998 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons who perform executive, administrative, clerical and bookkeeping functions of the fund; provides suitable office space and utilities; and provides necessary small office equipment and general purpose accounting forms, supplies, and postage used at the offices of the fund relating to the services furnished by the Investment Adviser.

The fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; expenses pursuant to the fund's Plan of Distribution (described below); costs of designing, printing and mailing reports, prospectuses, proxy statements and notices to shareholders; taxes; expenses of the issuance, sale, redemption, or repurchase of shares of the fund (including stock certificates, registration and qualification fees and expenses); legal and auditing fees and expenses; compensation, fees, and expenses paid to Trustees not affiliated with the Investment Adviser; association dues; and costs of stationery and forms prepared exclusively for the fund.

The Investment Adviser will reimburse the fund to the extent that the fund's annual operating expenses, exclusive of taxes, interest, brokerage costs, distribution expenses and extraordinary expenses such as litigation and acquisitions, exceed the expense limitations applicable to the fund imposed by state securities laws or any regulations thereunder. Only one state (California) continues to impose expense limitations on funds registered for sale therein. The California provision currently limits annual expenses to the sum of 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million and 1-1/2% of the remaining average net assets. Rule 12b-1 distribution plan expenses would be excluded from this limit. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The fund might be eligible to exclude certain additional expenses, such as expenses of maintaining foreign custody of certain portfolio securities by obtaining a waiver of such limit from California.

   As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.69% on the first $500 million of the fund's average net assets, 0.59% of such assets in excess of $500 million but not exceeding $1.0 billion, 0.53% of such assets in excess of $1.0 billion but not exceeding $1.5 billion, 0.50% of such assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.48% of such assets in excess of $2.5 billion but not exceeding $4.0 billion, 0.47% of such assets in excess of $4.0 billion but not exceeding $6.5 billion, 0.46% of such assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.45% of such assets in excess of $10.5 billion but not exceeding $17 billion, and 0.445 of such assets in excess of $17 billion. During the fiscal years ended March 31, 1997, 1996 and 1995, the Investment Adviser's total fees amounted to $70,142,000, $51,034,000 and $38,787,000, respectively.

   PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended
March 31, 1997 amounted to $                   after allowance of $
            to dealers. During the fiscal years ended March 31, 1996 and 1995 the Principal Underwriter retained $11,178,000 and $10,521,000, respectively.

As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Trustees who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. Expenditures under the Plan are reviewed quarterly, and the Plan must be renewed annually by the Board of Trustees.

   Under the Plan the fund may expend up to 0.25% of its net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees). Only expenses incurred during the preceeding 12 months and accrued while the Plan is in effect may be paid by the fund. During the fiscal year ended March 31, 1997, the fund paid or accrued $34,026,000 in compensation to dealers under the Plan.

The Glass-Stegall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

   The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses) and its tax-exempt interest, if any, it will be taxed only on that portion of its investment company taxable income that it retains.

   To qualify as a regulated investment company, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

   Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

The amount of any realized gain or loss on closing out a forward currency contracts such as a forward commitment for the purchase or sale of foreign currency will generally result in ordinary income or loss for tax purposes. Under Code Section 1256, forward currency contracts held by the fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Code
Section 988 may also apply to forward currency contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

   The fund intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. Such distributions, whether paid in cash or re-invested in shares, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held fund shares or whether such gain was realized by the fund before the shareholder acquired such shares and was reflected in the price paid for the shares. In particular, investors should consider the tax implications of purchasing shares just prior to a dividend or capital gain distribution record date.

Dividends and capital gain distributions generally are taxable to shareholders at the time they are paid. However, such dividends and distributions declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend and/or capital gain distributions no later than the end of January of the following year.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

Sales of forward currency contracts which are intended to hedge against a change in the value of securities or currencies held by the fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition.

It is anticipated that any net gain realized from the closing out of forward currency contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above. In order to avoid realizing excessive gains on securities or currencies held less than three months, the fund may be required to defer the closing out of a forward currency contract beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on forward currency contracts, which have been open for less than three months as of the end of the fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test, as discussed above.

The fund will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the fund's fiscal year on forward currency contract transactions as discussed above). Such distributions will be combined with distributions of capital gains realized on the fund's other investments.

Under the Code, the fund's taxable income for each year will be computed without regard to any net foreign currency loss and net capital loss attributable to transactions after October 31, and any such net foreign currency loss and net capital loss will be treated as arising on the first day of the following taxable year.

   The fund may be required to pay withholding and other taxes imposed by foreign countries generally at rates from 10% to 40% which would reduce the fund's investment income. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% in value of the fund's total assets at the close of its taxable year consists of securities of foreign issuers, the fund will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the fund will be required to include their respective pro rata portions of such withholding taxes in their federal income tax returns as gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable incomes or, alternatively, use them as foreign tax credits against their federal income taxes. In any year the fund makes such an election, shareholders will be notified as to the amount of foreign withholding and other taxes paid by the fund.

   As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have income in excess of $100,000 for a taxable year will be required to pay an additional income tax liability of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the fund or disposition of fund shares will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish and contribute to an IRA each year without regard to extension (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

The foregoing is limited to a summary discussion of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Shareholders should consult their own tax advisers for additional details as to their particular tax situations.

                           PURCHASE OF SHARES

METHOD                 INITIAL INVESTMENT                         ADDITIONAL INVESTMENTS

                       See "Investment Minimums and Fund          $50 minimum (except where a lower
                       Numbers" for initial                       minimum is noted under "Investment
                       investment minimums.                       Minimums and Fund Numbers").

By contacting          Visit any investment dealer who is         Mail directly to your investment
your investment        registered in the state where the          dealer's address printed on your
dealer                 purchase is made and who has a sales       account statement.
                       agreement with American Funds
                       Distributors.

By mail                Make your check payable to the fund        Fill out the account additions form
                       and mail to the address indicated on       at the bottom of a recent account
                       the account application.  Please           statement, make your check payable
                       indicate an investment dealer on the       to the fund, write your account
                       account application.                       number on your check, and mail the
                                                                  check and form in the envelope
                                                                  provided with your account
                                                                  statement.

By telephone           Please contact your investment             Complete the "Investments by Phone"
                       dealer to open account, then follow        section on the account application
                       the procedures for additional              or American FundsLink Authorization
                       investments.                               Form.  Once you establish the
                                                                  privilege, you, your financial
                                                                  advisor or any person with your
                                                                  account information can call
                                                                  American FundsLine(r) and make
                                                                  investments by telephone (subject
                                                                  to conditions noted in "Telephone
                                                                  Purchases, Redemptions and
                                                                  Exchanges" below).

By wire                Call 800/421-0180 to obtain                Your bank should wire your
                       your account number(s), if                 additional investments in the same
                       necessary.  Please indicate an             manner as described under "Initial
                       investment dealer on the                   Investment."
                       account.  Instruct your bank to wire
                       funds to:
                       Wells Fargo Bank
                       155 Fifth Street
                       Sixth Floor
                       San Francisco, CA 94106
                       (ABA #121000248)
                       For credit to the account of:
                       American Funds Service
                       Company a/c #4600-076178
                       (fund name)
                       (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.


   INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):


FUND                                                                          MINIMUM          FUND
                                                                              INITIAL          NUMBER
                                                                              INVESTMENT

STOCK AND STOCK/BOND FUNDS
AMCAP Fund(r)                                                                                  02
                                                                              $1,000
American Balanced Fund(r)                                                                      11
                                                                              500
American Mutual Fund(r)                                                                        03
                                                                              250
Capital Income Builder(r)                                                                      12
                                                                              1,000
Capital World Growth and Income Fund(sm)                                                       33
                                                                              1,000
EuroPacific Growth Fund(r)                                                                     16
                                                                              250
Fundamental Investors(sm)                                                                      10
                                                                              250
The Growth Fund of America(r)                                                                  05
                                                                              1,000
The Income Fund of America(r)                                                                  06
                                                                              1,000
The Investment Company of America(r)                                                           04
                                                                              250
The New Economy Fund(r)                                                                        14
                                                                              1,000
New Perspective Fund(r)                                                                        07
                                                                              250
SMALLCAP World Fund(r)                                                                         35
                                                                              1,000
Washington Mutual Investors Fund(sm)                                                           01
                                                                              250
BOND FUNDS

American High-Income Municipal Bond Fund(r)                                                    40
                                                                              1,000
American High-Income Trust(sm)                                                                 21
                                                                              1,000
The Bond Fund of America(sm)                                                                   08
                                                                              1,000
Capital World Bond Fund(r)                                                                     31
                                                                              1,000
Intermediate Bond Fund of America(sm)                                                          23
                                                                              1,000
Limited Term Tax-Exempt Bond Fund of America(sm)                                               43
                                                                              1,000
The Tax-Exempt Bond Fund of America(r)                                                         19
                                                                              1,000
The Tax-Exempt Fund of California(r)*                                                          20
                                                                              1,000
The Tax-Exempt Fund of Maryland(r)*                                                            24
                                                                              1,000
The Tax-Exempt Fund of Virginia(r)*                                                            25
                                                                              1,000
U.S. Government Securities Fund(sm)                                                            22
                                                                              1,000
MONEY MARKET FUNDS
The Cash Management Trust of America(r)                                                        09
                                                                              2,500
The Tax-Exempt Money Fund of America(sm)                                                       39
                                                                              2,500
The U.S. Treasury Money Fund of America(sm)                                                    49
                                                                              2,500
___________

*Available only in certain states.

   For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

   DEALER COMMISSIONS - The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)


AMOUNT OF PURCHASE                                      SALES CHARGE AS                     DEALER
AT THE OFFERING PRICE                                   PERCENTAGE OF THE:                    CONCESSION
                                                                                            AS PERCENTAGE
                                                                                            OF THE
                                                                                            OFFERING
                                                                                            PRICE

                                                        NET AMOUNT         OFFERING
                                                        INVESTED           PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                                       6.10%
                                                                           5.75%            5.00%
$50,000 but less than $100,000                          4.71
                                                                           4.50             3.75
BOND FUNDS

Less than $25,000                                       4.99
                                                                           4.75             4.00
$25,000 but less than $50,000                           4.71
                                                                           4.50             3.75
$50,000 but less than $100,000                          4.17
                                                                           4.00             3.25
STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000                         3.63
                                                                           3.50             2.75
$250,000 but less than $500,000                         2.56
                                                                           2.50             2.00
$500,000 but less than $1,000,000                       2.04
                                                                           2.00             1.60
$1,000,000 or more                                      none                                (see below)
                                                                           none


   Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

   American Funds Distributors, at its expense (from a designated percentage of its income), will, during calendar year 1997, provide additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

   Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.") Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

   Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

   NET ASSET VALUE PURCHASES - The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

STATEMENT OF INTENTION - The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

In the case of purchase orders by the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

   AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

   PRICE OF SHARES - Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:

1. Portfolio securities, including ADR's and EDR's, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange determined by the officers of the fund to be the primary market. Equity securities traded in the over-the-counter market are valued at the last reported sale price prior to the time of valuation or, lacking any sales, at the last reported bid price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. U.S. Treasury bills, and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, are valued at the mean of representative quoted bid and asked prices for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business day in New York. In addition, European or Far Eastern securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the fund's net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the fund's calculation of net asset value unless the Board of Trustees deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares, into U.S. dollars at the prevailing market rates. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. There are deducted from the total assets, thus determined, the liabilities, including accruals of taxes and other expense items; and

3. The net assets so obtained are then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially, directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.

                                 REDEEMING SHARES

By writing to American Funds             Send a letter of instruction specifying the name of
Service Company (at the appropriate      the fund, the number of shares or dollar amount to be
address indicated under "Fund            sold, your name and account number.  You should also
Organization and Management -            enclose any share certificates you wish to redeem.
Principal Underwriter and Transfer       For redemptions over $50,000 and for certain
Agent" in the prospectus)                redemptions of $50,000 or less (see below), your
                                         signature must be guaranteed by a bank, savings
                                         association, credit union, or member firm of a
                                         domestic stock exchange or the National Association of
                                         Securities Dealers, Inc. that is an eligible guarantor
                                         institution.  You should verify with the institution
                                         that it is an eligible guarantor prior to signing.
                                         Additional documentation may be required for
                                         redemption of shares held in corporate, partnership or
                                         fiduciary accounts.  Notarization by a Notary Public
                                         is not an acceptable signature guarantee.

By contacting your investment            If you redeem shares through your investment dealer,
dealer                                   you may be charged for this service.  SHARES HELD FOR
                                         YOU IN YOUR INVESTMENT DEALER'S STREET NAME MUST BE
                                         REDEEMED THROUGH THE DEALER.

You may have a redemption check          You may use this option, provided the account is
sent to you by using American            registered in the name of an individual(s), a
FundsLine(r) or by telephoning,          UGMA/UTMA custodian, or a non-retirement plan trust.
faxing, or telegraphing American         These redemptions may not exceed $50,000 per
Funds Service Company (subject to        shareholder, per day, per fund account and the check
the conditions noted in this             must be made payable to the shareholder(s) of record
section and in "Telephone                and be sent to the address of record provided the
Purchases, Sales and Exchanges" in       address has been used with the account for at least 10
the prospectus)                          days.  See "Fund Organization and Management -
                                         Principal Underwriter and Transfer Agent" in the
                                         prospectus and "Exchange Privilege" below for the
                                         appropriate telephone or fax number.

In the case of the money                 Upon request (use the account application for the
market funds, you may have               money market funds) you may establish telephone
redemptions wired to your bank by        redemption privileges (which will enable you to have a
telephoning American Funds Service       redemption sent to your bank account) and/or check
Company ($1,000 or more) or by           writing privileges.  If you request check writing
writing a check ($250 or more)           privileges, you will be provided with checks that you
                                         may use to draw against your account.  These checks
                                         may be made payable to anyone you designate and must
                                         be signed by the authorized number of registered
                                         shareholders exactly as indicated on your checking
                                         account signature card.



   A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 10 DAYS.

   CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

   REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record, shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or the closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

   AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the paying fund) into any other fund in The American Funds Group (the receiving fund) subject to the following conditions:
(i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

   EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

   You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(r) (see "American FundsLine(r)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

   AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

   ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

   AMERICAN FUNDSLINE(R) - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(r). To use this service, call 800/325-3590 from a TouchTonet telephone. Redemptions and exchanges through American FundsLine(r) are subject to the conditions noted above and in "Telephone Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

   TELEPHONE REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine(r)), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

   Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

As of the end of the fund's most recent fiscal year, amounts held in certain equity and debt securities of some of its regular brokers and dealers were as follows:

  [INFORMATION TO BE PROVIDED]

   Brokerage commissions paid on portfolio transactions for the fiscal years
ended March 31, 1997, 1996 and 1995, amounted to $                         ,
$17,493,000 and $7,563,000, respectively.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, 3 Metrotech Center, Brooklyn , NY 11245, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to sub-custodial arrangements in non-U.S. banks or foreign branches of U.S. banks.

   TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee
of $                            for the fiscal year ended March 31, 1997.

INDEPENDENT ACCOUNTANTS - Price Waterhouse LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the fund's independent accountants since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements, included in this Statement of Additional Information from the Annual Report, have been so included in reliance on the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.

REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on March 31. Shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, Price Waterhouse LLP, whose selection is determined annually by the Trustees.

REMOVAL OF TRUSTEES BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Trustee or Trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Trustees. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Trustees, as though the fund were a common-law trust. Accordingly, the Trustees of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts where the fund was organized and California where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

SHAREHOLDER VOTING RIGHTS - All shares of the fund have equal voting rights and may be voted in the elections of Trustees and on other matters submitted to the vote of shareholders. As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of at least 10% of the outstanding shares. At such meeting, a Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the fund, except that amendments may be made upon the sole approval of the Trustees to conform the Declaration of Trust to the requirements of applicable Federal laws or regulations or the requirements of the regulated investment company provisions of the Code; however, the Trustees shall not be held liable for failing to do so. If not terminated by the vote or written consent of a majority of the outstanding shares, the fund will continue indefinitely.

The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this statement of additional information. The following information is not included in the Annual Report:

   DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE -- MARCH 31, 1997

Net asset value and redemption price per share
  (Net assets divided by shares outstanding)            $26.70
Maximum offering price per share
  (100/94.25 of net asset value per share, which takes
    into account the fund's current maximum             $28.33
 sales charge


                               INVESTMENT RESULTS

   The fund's yield is       % based on a 30-day (or one month) period ended
March 31, 1997, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[( a-b/cd + 1)/6/ -1]

  Where: a = dividends and interest earned during the period.

   b = expenses accrued for the period (net of reimbursements).

   c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

   d = the maximum offering price per share on the last day of the period.

   The fund's average annual total return for the one year, five year and ten
year periods as of March 31, 1997 were           %,           % and
%, respectively. The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures.

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.

The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders.

The fund may refer to results compiled by organizations such as CDA Investment Technologies, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., Wiesenberger Investment Companies Services and the U.S. Department of Commerce. Additionally, the fund may, from time to time, refer to results published in various periodicals, including BARRON'S, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY, U.S. NEWS AND WORLD REPORT and THE WALL STREET JOURNAL.

The fund may from time to time illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The fund may, from time to time, compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G. food, clothing and fuels, transportation, and other goods and services that people buy for day-to-day living).

The investment results set forth below were calculated as described in the fund's Prospectus. The fund's results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any investment results reported by the fund should not be considered representative of what an investment in the fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. The fund's results also should be considered relative to the risks associated with the fund's investment objective and policies.

   EXPERIENCE OF THE INVESTMENT ADVISER - Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1967 ( 127 in all) those funds have had better total returns than the Standard and Poor's 500 Composite Stock Index in 91 of the 127 periods.

Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

                      EUPAC vs. Various Unmanaged Indices

Period                                  MSCI
4/1 - 3/31         EUPAC                S&P 500/1/       EAFE/2/

1987 - 1997        %                    %                %
1984* - 1997       %                    %                %

/1/ The Standard and Poor's 500 Stock Index is comprised of industrial, transportation, public utilities and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.

/2/ The Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) is an arithmetical average, weighted by market value, of the more than 1,000 securities listed on the stock exchanges of Europe, Australia, New Zealand and the Far East.
* From inception on April 16, 1984.

                      ___________________________________

If you are considering EUPAC for an Individual Retirement Account . . . Here's how much you would have if you had invested $2,000 a year in the fund:

1 Year                    5 Years            10 Years              Lifetime
(4/1/96 - 3/31/97)        (4/1/92 - 3/31/97)   (4/1/87 - 3/31/97)    (4/16/84 - 3/31/97)

$                         $                  $                     $

                      ___________________________________

See the difference time can make in an investment program...

If you had invested
$10,000 in EUPAC
this many years ago...


                               Periods
Number of Years                4/1  -  3/31


1                              1996-1997        $

2                              1995-1997

3                              1994-1997

4                              1993-1997

5                              1992-1997

6                              1991-1997

7                              1990-1997

8                              1989-1997

9                              1988-1997

10                             1987-1997

11                             1986-1997

12                             1985-1997

Lifetime*                      1984
                               -
                               1997


(*  from inception on April 16, 1984)

___________________________________

Illustration of a $10,000 investment in EUPAC with dividends reinvested (For the lifetime of the fund April 16, 1984 through March 31, 1997)


                       COST OF SHARES                                                              VALUE OF SHARES

Fiscal                                         Total           From             From               From
Year End      Annual         Dividends         Investment      Initial          Capital Gains      Dividends     Total
March 31      Dividends      (cumulative)         Cost          Investment      Reinvested         Reinvested    Value

1985*         $69            $ 69              $10,069         $9,876           $--                $ 72          9,948

1986          35             104               10,104          15,206           --                 162           15,368

1987          118            222               10,222          18,489           1,006              332           19,827

1988          491            713               10,713          17,370           3,213              854           21,437

1989          316            1,029             11,029          18,379           4,969              1,238         24,586

1990          527            1,556             11,556          19,760           7,128              1,874         28,762

1991          656            2,212             12,212          20,845           7,883              2,653         31,381

1992          611            2,823             12,823          22,857           8,645              3,555         35,057

1993          538            3,361             13,361          24,238           9,167              4,349         37,754

1994          515            3,876             13,876          30,151           11,557             5,962         47,670

1995          716            4,592             14,592          28,695           12,927             6,385         48,007

1996          1,132          5,724             15,724          33,352           15,547             8,634         57,533

1997


The dollar amount of capital gain distributions during the period was $
                     (*  from inception on April 16, 1984)


                          DESCRIPTION OF BOND RATINGS

                           Corporate Debt Securities

 MOODY'S INVESTORS SERVICE, INC. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C" according to quality.

"AAA -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"AA -- High quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"BAA -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and , in fact, have speculative characteristics as well."

"BA -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"CAA -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"CA -- Speculative in a high degree; often in default or have other marked shortcomings."

"C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

 STANDARD & POOR'S CORPORATION rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality.

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C-1 -- Reserved for income bonds on which no interest is being paid."

"D -- In default and payment of interest and/or repayment of principal is in arrears."

                                PART C

                          OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

    (A) FINANCIAL STATEMENTS:  (TO BE SUPPLIED BY AMENDMENT)

  Included in Prospectus - Part A
   Financial Highlights
  Included in Statement of Additional Information - Part B
   Investment Portfolio
   Statement of Assets and Liabilities
   Statement of Operations
   Statement of Changes in Net Assets
   Notes to Financial Statements
   Per-Share Data and Ratios
   Report of Independent Accountants

 (B) EXHIBITS

     1. Declaration of Trust dated May 16, 1983 and Restatement of Declaration of Trust dated March 5, 1984 (TO BE SUPPLIED BY AMENDMENT)

     2. By-laws

     3. None

     4. Specimen share certificate (TO BE SUPPLIED BY AMENDMENT)

     5. Amended Investment Advisory and Service Agreement dated April 1,
1997

     6. Principal Underwriting Agreement dated April 1, 1989, form of Selling Group Agreement, Supplemental Selling Group Agreement, Bank Selling Group Agreement, Hold Harmless Agreement, and State Addendum to Selling Group Agreement

     7. None

     8. Global Custody Agreement

     9. Shareholder Services Agreement dated January 1, 1995 (On File - see SEC File numbers 811-3734 and 2-83847)

     10. Not applicable to this filing

     11. Consent of Independent Accountants  (TO BE SUPPLIED BY AMENDMENT)

     12. None.

     13. Investment letter dated March 19, 1984 (TO BE SUPPLIED BY
AMENDMENT)

     14. Model plans

     15. Plan of Distribution dated April 1, 1989 (TO BE SUPPLIED BY
AMENDMENT)

     16. Updates to previously filed schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 (see SEC file numbers 811-3734 and 2-83847)
(TO BE SUPPLIED BY AMENDMENT)

     17. Financial data schedule (EDGAR) (TO BE SUPPLIED BY AMENDMENT).


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

     As of May 1, 1997:

                                     Number of
Title of Class                       Record-Holders

Shares of Beneficial Interest
                                       (no par value)



ITEM 27.  INDEMNIFICATION.

  Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities.

 Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

  (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 29.   PRINCIPAL UNDERWRITERS.

(A) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limted Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)      (1)                            (2)                        (3)

       Name and Principal              Positions and Offices       Positions and Offices
        Business Address                 with Underwriter           with Registrant



       David A. Abzug                   Regional Vice President    None
        4433 Leydon Avenue
        Woodland Hills, CA 91364



       John A. Agar                    Regional Vice President     None
       1501 N. University Drive, Suite 227A
       Little Rock, AR 72207

       Robert B. Aprison               Vice President              None
        2983 Bryn Wood Drive
        Madison, WI 53711



S      Richard Armstrong               Assistant Vice President    None



L      William W. Bagnard              Vice President              None



       Steven L. Barnes                Senior Vice President       None
        8000 Town Line Avenue South
        Suite 204
        Minneapolis, MN 55438



       Michelle A. Bergeron            Vice President              None
        4160 Gateswalk Drive
        Smyrna, GA 30080



       Joseph T. Blair                 Senior Vice President       None
        27 Drumlin Road
        West Simsbury, CT 06092



       John A. Blanchard               Regional Vice President     None
       6421 Aberdeen Road
       Mission Hills, KS 66208

       Ian B. Bodell                   Senior Vice President       None
        3100 West End Ave., Suite 870
       Nashville, TN 37215



       Michael L. Brethower            Vice President              None
        108 Hagen Court
        Georgetown, TX 78628



       C. Alan Brown                   Regional Vice President     None
        4619 McPherson Avenue
        St. Louis, MO  63108



L      Daniel C. Brown                 Senior Vice President       None

H      J. Peter Burns                  Vice President              None



       Brian C. Casey                  Regional Vice President     None
        9508 Cable Drive
        Kensington, MD  20895



       Victor C. Cassato               Vice President              None
        609 W. Littleton Blvd., Suite 310
        Littleton, CO  80120



       Christopher J. Cassin           Senior Vice President       None
        111 W. Chicago Avenue, Suite G3
        Hinsdale, IL 60521



       Denise M. Cassin                Regional Vice President     None
        1301 Stoney Creek Drive
        San Ramon, CA 94538

L      Larry P. Clemmensen             Director                    None



L      Kevin G. Clifford               Director, Senior Vice President   None



       Ruth M. Collier                 Vice President              None
        145 West 67th Street, 12K
        New York, NY  10023



       Thomas E. Cournoyer             Vice President              None
        2333 Granada Boulevard
        Coral Gables, FL  33134



       Douglas A. Critchell            Vice President              None
        4116 Woodbine St.
       Chevy Chase, MD 20815



L      Carl D. Cutting                 Vice President              None

       Dan J. Delianedis               Regional Vice President     None
        8689 Braxton Drive
        Eden Prairie, MN 55346



       Michael A. Dilella              Vice President              None
        P.O. Box 661
        Ramsey, NJ  07446



       G. Michael Dill                 Senior Vice President       None
        505 E. Mail Street
        Jenks, OK 74037



       Kirk D. Dodge                   Regional Vice President     None
        3034 Parkridge Drive
        Ann Arbor, MI  48103



       Peter J. Doran                  Senior Vice President       None
        1205 Franklin Avenue
        Garden City, NY 11530



L      Michael J. Downer               Secretary                   None



       Robert W. Durbin                Vice President              None
        74 Sunny Lane
        Tiffin, OH 44883



I      Lloyd G. Edwards                Vice President              None



L      Paul H. Fieberg                 Senior Vice President       None



       John Fodor                      Regional Vice President     None
        15 Latisquama Road
       Southborough, MA 01722



L      Mark P. Freeman, Jr.            President and Director      None



       Clyde E. Gardner                Vice President              None
        Route 2, Box 3162
        Osage Beach, MO 65065



B      Evelyn K. Glassford             Vice President              None



       Jeffrey J. Greiner              Regional Vice President     None
        5898 Heather Glen Court
        Dublin, OH  43017



       David E. Harper                 Vice President              None
        R.D. 1, Box 210, Rte. 519
        Frenchtown, NJ 08825



       Ronald R. Hulsey                Regional Vice President     None
        6744 Avalon
        Dallas, TX 75214



       Robert S. Irish                 Regional Vice President     None
        1225 Vista Del Mar Drive
        Delray Beach, FL 33483



L      Robert L. Johansen              Vice President and Controller   None



       Michael J. Johnston             Chairman of the Board       None
       630 Fifth Ave., 36th Floor
       New York, NY 10111-0121

       V. John Kriss                   Senior Vice President       None
       P.O. Box 274
       Surfside, CA 90743

       Arthur J. Levine                Vice President              None
        12558 Highlands Place
        Fishers, IN 46038



B      Karl A. Lewis                   Assistant Vice President    None



       T. Blake Liberty                Regional Vice President     None
        1940 Blake St., Suite 303
        Denver, CO 80202



L      Lorin E. Liesy                  Assistant Vice President    None



L      Susan G. Lindgren               Vice President - Institutional None
                                       Investment Services Division



L      Stella Lopez                    Vice President              None



LW     Robert W. Lovelace              Director                    None



       Steve A. Malbasa                Regional Vice President     None
        13405 Lake Shore Blvd.
        Cleveland, OH  44110



       Steven M. Markel                Vice President              None
        5241 South Race Street
        Littleton, CO 90121



L      John C. Massar                  Director, Senior Vice President   None



L      E. Lee McClennahan              Senior Vice President       None



S      John V. McLaughlin              Senior Vice President       None

       Terry W. McNabb                 Vice President              None
        2002 Barrett Station Road
        St. Louis, MO 63131



L      R. William Melinat              Vice President - Institutional   None
                                       Investment Services Division

       David R. Murray                 Vice President              None
        25701 S.E. 32nd Place
        Issaquah, WA 98027



       Stephen S. Nelson               Vice President              None
        P.O. Box 470528
        Charlotte, NC 28247-0528



       William E. Noe                  Regional Vice President     None
       304 River Oaks Road
       Brentwood, TN 37027

       Peter A. Nyhus                  Regional Vice President     None
       3084 Wilds Ridge Court
       Prior Lake, MN 55372



       Eric P. Olson                   Regional Vice President     None
       62 Park Drive
       Glenview, IL 60025



       Fredric Phillips                Regional Vice President     None
        32 Ridge Avenue
        Newton Centre, MA  02159



B      Candance D. Pilgrim             Assistant Vice President    None



       Carl S. Platou                  Regional Vice President     None
       4021 96th Avenue, SE
       Mercer Island, WA 98040



L      John O. Post, Jr.               Vice President              None



       Steven J. Reitman               Vice President              None
        212 The Lane
        Hinsdale, IL  60521



       Brian A. Roberts                Regional Vice President     None
        P.O. Box 472245
        Charlotte, NC  28247



       George S. Ross                  Vice President              None
        55 Madison Avenue
        Morristown, NJ 07962



L      Julie D. Roth                   Vice President              None



L      James F. Rothenberg             Director                    None



       Douglas F. Rowe                 Regional Vice President     None
       30309 Oak Tree Drive
       Georgetown, TX 78628



       Christopher Rowey               Regional Vice President     None
       9417 Beverlywood Street
       Los Angeles, CA 90034



       Dean B. Rydquist                Vice President              None
        1080 Bay Pointe Crossing
       Alpharetta, GA 30202



       Richard R. Samson               Vice President              None
        4604 Glencoe, Ave., No. 4
        Marina del Rey, CA 90292

       Joe D. Scarpitti                Regional Vice President     None
       31465 St. Andrews
       Westlake, OH 44145



L      Daniel B. Seivert               Assistant Vice President    None



L      R. Michael Shanahan             Director                    President and Director



       David W. Short                  Director, Senior Vice President   None
        1000 RIDC Plaza, Suite 212
        Pittsburgh, PA  15238



       William P. Simon, Jr.           Vice President              None
        554 Canterbury Lane
        Berwyn, PA 19312



L      John C. Smith                   Vice President -            None
                                       Institutional Investment
                                       Services Division



L      Mary E. Smith                   Assistant Vice President,   None
                                       Institutional Investment
                                       Services Division

       Rodney G. Smith                 Regional Vice President     None
        100 N. Central Exp., Suite 1214
        Richardson, TX 75080



       Nicholas D. Spadaccini          Regional Vice President     None
       855 Markley Woods Way
       Cincinnati, OH 45230



       Daniel S. Spradling             Senior Vice President       None
        #4 West Fourth Avenue, Suite 406
        San Mateo, CA 94402



       Thomas A. Stout                 Regional Vice President     None
        12913 Kendale Lane
       Bowie, MD 20715



       Craig R. Strauser               Regional Vice President     None
        17040 Summer Place
       Lake Oswego, OR 97035



       Francis N. Strazzeri            Regional Vice President     None
       31641 Saddletree Drive
       Westlake Village, CA 91361



L      Drew Taylor                     Assistant Vice President    None



S      James P. Toomey                 Assistant Vice President    None



I      Christopher E. Trede            Assistant Vice President    None



       George F. Truesdail             Vice President              None
        400 Abbotsford Court
        Charlotte, NC 28270



       Scott W. Ursin-Smith            Regional Vice President     None
        60 Reedland Woods Way
        Tiburon, CA 94920



L      David M. Ward                   Assistant Vice President -    None
                                       Institutional Investment
                                       Services Division



       Thomas E. Warren                Regional Vice President     None
        4001 Crockers Lake Blvd., #1012
       Sarasota, FL 34238



L      J. Kelly Webb                   Senior Vice President, Treasurer   None



       Gregory J. Weimer                Vice President             None
        125 Surrey Drive
        Canonsburg, PA  15317



B      Timothy W. Weiss                Director                    None



       N. Dexter Williams              Vice President              None
        25 Whitside Court
        Danville, CA 94526



       Timothy J. Wilson               Regional Vice President     None
       113 Farmview Place
       Venetia, PA  15367



B      Laura L. Wimberly               Assistant Vice President    None



H      Marshall D. Wingo               Director, Senior Vice President   None



L      Robert L. Winston               Director and Senior Vice President    None



       Laurie B. Wood                  Regional Vice President     None
        3500 West Camino de Urania
        Tucson, AZ 85741



       William R. Yost                 Regional Vice President     None
        9320 Overlook Trail
        Eden Prairie, MN  55347



       Janet M. Young                  Regional Vice President     None
        1616 Vermont
        Houston, TX  77006



       Scott D. Zambon                 Regional Vice President     None
        320 Robinson Drive
        Tustin Ranch, CA 92782


   LW Business Address, 11100 Santa Monica boulevard, 15th Floor, Los Angeles, CA 90025

   SF Business Address, Four Embarcadero Center, Suite 1800, San Francisco, CA 94111

   B Business Address, 135 South State College Blvd., Brea, CA 92821

   S Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230

   H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513

   I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN
46240

(C)  NONE.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 State College Blvd., Brea, CA 92621.

  Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., 8000 IH-10 Suite 1400, San Antonio, TX 78230, 5300 Robin Hood Road, Norfolk, VA 23514 and 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240.

     Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, 3 Metrotech Center, Brooklyn, New York, 11245.

ITEM 31. MANAGEMENT SERVICES.

  None.

ITEM 32. UNDERTAKINGS.

  As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.


                            SIGNATURE OF REGISTRANT

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 6th day of May, 1997.

               EUROPACIFIC GROWTH FUND
           By  /s/ Walter P. Stern
               (Walter P. Stern, Chairman of the Board)

     Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on May 6, 1997, by the following persons in the capacities indicated.

       SIGNATURE                           TITLE


(1)    Principal Executive Officer:


       /s/ Thierry Vandeventer             President
       (Thierry Vandeventer)

(2)    Principal Financial Officer and
       Principal Accounting Officer:


       /s/ Steven N. Kearsley              Treasurer
       (Steven N. Kearsley)

(3)    Trustees:

       Elisabeth Allison*                  Trustee
       Michael R. Bonsignore*              Trustee
       David I. Fisher*                    Trustee
       Robert A. Fox*                      Trustee
       Alan Greenway*                      Trustee
       William R. Grimsley*                Trustee
       Koichi Itoh*                        Trustee
       William H. Kling*                   Trustee
       John G. McDonald*                   Trustee
       William I. Miller*                  Trustee
       Kirk P. Pendleton                   Trustee
       Donald E. Petersen*                 Trustee
       Walter P. Stern*                    Chairman of the Board
       Thierry Vandeventer                 President and Principal Executive Officer

 *By /s/ Vincent P. Corti
  (Vincent P. Corti, Attorney-in-Fact)